Segment Information - Financial Information of Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Gross written premiums	¥ 618,327	¥ 612,265	¥ 567,086
Net premiums earned	611,251	604,666	560,278
Investment income	178,387	154,497	139,919
Net realised gains on financial assets	20,344	14,583	1,831
Net fair value gains through profit or loss	4,943	21,900	19,251
Other income	10,005	9,403	8,220
Total revenues	824,930	805,049	729,499
Benefits, claims and expenses
Life insurance death and other benefits	(121,354)	(113,609)	(127,877)
Accident and health claims and claim adjustment expenses	(55,030)	(52,395)	(50,783)
Increase in insurance contract liabilities	(442,370)	(414,797)	(330,807)
Investment contract benefits	(10,628)	(9,846)	(9,157)
Policyholder dividends resulting from participation in profits	(26,511)	(28,279)	(22,375)
Underwriting and policy acquisition costs	(65,744)	(84,361)	(81,396)
Finance costs	(5,598)	(3,747)	(4,255)
Administrative expenses	(40,808)	(37,706)	(40,283)
Statutory insurance fund contribution	(1,253)	(1,229)	(1,163)
Other expenses	(15,467)	(12,270)	(9,626)
Total benefits, claims and expenses	(784,763)	(758,239)	(677,722)
Net gains on investments of associates and joint ventures	10,328	7,666	8,011
Including: share of profit of associates and joint ventures	10,328	8,336	9,159
Segment results	50,495	54,476	59,788
Income tax	1,917	(3,103)	(781)
Net profit	52,412	51,373	59,007
Attributable to
- Equity holders of the Company	50,921	50,257	58,281
- Non-controlling interests	1,491	1,116	726
Other comprehensive income attributable to equity holders of the Company	(4,563)	25,699	34,847
Depreciation and amortisation	5,287	5,162	4,379
Assets
Financial assets	4,496,312	3,887,819	3,381,314
Others	284,459	265,274	244,617
Segment assets	4,780,771	4,153,093	3,625,931
Unallocated
Property, plant and equipment	54,398	52,747	51,758
Others	55,916	46,626	49,102
Total assets	4,891,085	4,252,466	3,726,791
Liabilities
Insurance contracts	3,419,899	2,973,225	2,552,736
Investment contracts	313,594	288,212	267,804
Securities sold under agreements to repurchase	239,446	122,249	118,088
Others	115,128	114,339	110,797
Segment liabilities	4,088,067	3,498,025	3,049,425
Unallocated
Others	316,360	297,504	268,007
Total liabilities	4,404,427	3,795,529	3,317,432
Operating segments [member] | Life [member]
Revenues
Gross written premiums	481,311	480,593	446,562
Net premiums earned	480,214	479,600	445,719
Investment income	160,204	140,963	129,334
Net realised gains on financial assets	18,768	13,523	1,646
Net fair value gains through profit or loss	2,795	17,727	16,947
Other income	1,228	1,284	1,110
Total revenues	663,209	653,097	594,756
Benefits, claims and expenses
Life insurance death and other benefits	(114,657)	(108,862)	(124,194)
Increase in insurance contract liabilities	(413,206)	(382,132)	(303,479)
Investment contract benefits	(10,223)	(9,494)	(8,810)
Policyholder dividends resulting from participation in profits	(26,367)	(28,129)	(22,251)
Underwriting and policy acquisition costs	(38,290)	(60,841)	(57,071)
Finance costs	(4,608)	(2,798)	(3,288)
Administrative expenses	(23,339)	(23,360)	(25,328)
Statutory insurance fund contribution	(787)	(833)	(797)
Other expenses	(8,961)	(8,575)	(7,120)
Including: inter-segment expenses	(2,929)	(2,292)	(1,573)
Total benefits, claims and expenses	(640,438)	(625,024)	(552,338)
Segment results	22,771	28,073	42,418
Attributable to
Other comprehensive income attributable to equity holders of the Company	(5,290)	23,685	31,861
Depreciation and amortisation	2,919	3,086	2,671
Assets
Financial assets	4,001,202	3,537,020	3,111,140
Others	9,893	10,076	8,953
Segment assets	4,011,095	3,547,096	3,120,093
Liabilities
Insurance contracts	3,180,931	2,767,642	2,385,407
Investment contracts	296,104	271,757	252,362
Securities sold under agreements to repurchase	217,288	109,156	106,377
Others	87,371	84,668	80,820
Segment liabilities	3,781,694	3,233,223	2,824,966
Operating segments [member] | Life [member] | Term life [member]
Revenues
Gross written premiums	2,501	2,674	2,584
Operating segments [member] | Life [member] | Whole life [member]
Revenues
Gross written premiums	69,923	73,747	61,612
Operating segments [member] | Life [member] | Endowment [member]
Revenues
Gross written premiums	97,791	109,275	113,950
Operating segments [member] | Life [member] | Annuity [member]
Revenues
Gross written premiums	311,096	294,897	268,416
Operating segments [member] | Health [member]
Revenues
Gross written premiums	120,609	115,089	105,581
Net premiums earned	114,549	109,091	99,575
Investment income	10,831	9,202	7,849
Net realised gains on financial assets	1,256	877	100
Net fair value gains through profit or loss	187	1,148	1,027
Other income	85	75	60
Total revenues	126,908	120,393	108,611
Benefits, claims and expenses
Life insurance death and other benefits	(6,656)	(4,714)	(3,649)
Accident and health claims and claim adjustment expenses	(48,076)	(44,987)	(44,613)
Increase in insurance contract liabilities	(28,956)	(32,445)	(27,209)
Investment contract benefits	(405)	(352)	(347)
Policyholder dividends resulting from participation in profits	(144)	(150)	(124)
Underwriting and policy acquisition costs	(21,021)	(15,921)	(16,554)
Finance costs	(308)	(183)	(200)
Administrative expenses	(11,069)	(8,677)	(9,075)
Statutory insurance fund contribution	(367)	(302)	(273)
Other expenses	(1,307)	(1,051)	(692)
Including: inter-segment expenses	(196)	(148)	(95)
Total benefits, claims and expenses	(118,309)	(108,782)	(102,736)
Segment results	8,599	11,611	5,875
Attributable to
Other comprehensive income attributable to equity holders of the Company	(354)	1,534	1,931
Depreciation and amortisation	1,359	1,118	917
Assets
Financial assets	259,618	222,559	183,142
Others	16,044	14,939	12,109
Segment assets	275,662	237,498	195,251
Liabilities
Insurance contracts	228,899	195,487	158,800
Investment contracts	17,490	16,455	15,442
Securities sold under agreements to repurchase	14,536	7,070	6,447
Others	5,276	6,013	5,687
Segment liabilities	266,201	225,025	186,376
Operating segments [member] | Accident [member]
Revenues
Gross written premiums	16,407	16,583	14,943
Net premiums earned	16,488	15,975	14,984
Investment income	496	462	443
Net realised gains on financial assets	58	44	6
Net fair value gains through profit or loss	9	58	58
Total revenues	17,051	16,539	15,491
Benefits, claims and expenses
Life insurance death and other benefits	(41)	(33)	(34)
Accident and health claims and claim adjustment expenses	(6,954)	(7,408)	(6,170)
Increase in insurance contract liabilities	(208)	(220)	(119)
Underwriting and policy acquisition costs	(4,835)	(5,315)	(5,443)
Finance costs	(14)	(7)	(12)
Administrative expenses	(2,948)	(2,649)	(2,962)
Statutory insurance fund contribution	(99)	(94)	(93)
Other expenses	(270)	(241)	(169)
Including: inter-segment expenses	(9)	(8)	(5)
Total benefits, claims and expenses	(15,369)	(15,967)	(15,002)
Segment results	1,682	572	489
Attributable to
Other comprehensive income attributable to equity holders of the Company	(16)	78	109
Depreciation and amortisation	368	351	312
Assets
Financial assets	11,668	10,964	10,080
Others	569	675	572
Segment assets	12,237	11,639	10,652
Liabilities
Insurance contracts	10,069	10,096	8,529
Securities sold under agreements to repurchase	672	358	365
Others	379	370	346
Segment liabilities	11,120	10,824	9,240
Operating segments [member] | Others [member]
Revenues
Investment income	6,856	3,870	2,293
Net realised gains on financial assets	262	139	79
Net fair value gains through profit or loss	1,952	2,967	1,219
Other income	11,826	10,492	8,723
Including: inter-segment revenue	3,134	2,448	1,673
Total revenues	20,896	17,468	12,314
Benefits, claims and expenses
Underwriting and policy acquisition costs	(1,598)	(2,284)	(2,328)
Finance costs	(668)	(759)	(755)
Administrative expenses	(3,452)	(3,020)	(2,918)
Other expenses	(8,063)	(4,851)	(3,318)
Total benefits, claims and expenses	(13,781)	(10,914)	(9,319)
Net gains on investments of associates and joint ventures	10,328	7,666	8,011
Including: share of profit of associates and joint ventures	10,328	8,336	9,159
Segment results	17,443	14,220	11,006
Attributable to
Other comprehensive income attributable to equity holders of the Company	1,097	402	946
Depreciation and amortisation	641	607	479
Assets
Financial assets	223,824	117,276	76,952
Others	257,953	239,584	222,983
Segment assets	481,777	356,860	299,935
Liabilities
Securities sold under agreements to repurchase	6,950	5,665	4,899
Others	22,102	23,288	23,944
Segment liabilities	29,052	28,953	28,843
Elimination [member]
Revenues
Other income	(3,134)	(2,448)	(1,673)
Including: inter-segment revenue	(3,134)	(2,448)	(1,673)
Total revenues	(3,134)	(2,448)	(1,673)
Benefits, claims and expenses
Other expenses	3,134	2,448	1,673
Including: inter-segment expenses	3,134	2,448	1,673
Total benefits, claims and expenses	¥ 3,134	¥ 2,448	¥ 1,673